Note 10 - Derivative Liability	6 Months Ended
Feb. 28, 2015
Notes
Note 10 - Derivative Liability

NOTE 10—DERIVATIVE LIABILITY

The Company has adopted ASC 815, which defines determining whether an instrument (or embedded feature) is solely indexed to an entity’s own stock. The exercise price of certain warrants granted and embedded conversion options on convertible debt issued during the period ended February 28, 2015 are variable and subject to the fair value of the Company’s common stock on the date of conversion or exercise. As a result, the Company has determined that the exercise and conversion features do not contain an explicit limit on the number of shares required to be and are therefore not afforded equity treatment. In accordance with ASC 815, the Company has classified the freestanding warrants and bifurcated the conversion features of the instruments to be recorded as derivative liabilities.

ASC 815 requires Company management to assess the fair market value of derivatives at each reporting period and recognize any change in the fair market value as items of other income or expense. The Company’s only asset or liability measured at fair value on a recurring basis is its derivative liability associated with these warrants.

At origination and subsequent revaluations, the Company valued the derivative liability using the Black-Scholes options pricing model under the following assumptions:

February 28, 2015

Risk-free interest rate	0.22% – 1.61%
Expected options life	00.3 – 5.00
Expected dividend yield	-
Expected price volatility	74% – 241%

During the six-month period ended February 28, 2015, the Company’s derivative liability increased from $-0- to $1,562,718, recognized a gain on derivative liability of $808,240 in conjunction with settlement of convertible notes payable, additions of new derivative liabilities and subsequent revaluations of existing derivative liabilities.

During the year ended August 31, 2014, the Company’s derivative liability decreased from $604,553 to $-0- and recognized a gain on derivative liability of $604,553 in conjunction with settlement of convertible notes payable, additions of new derivative liabilities and subsequent revaluations of existing derivative liabilities.